LOANS PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS PAYABLE
Promissory Notes Payable	$ 1,198,617	$ 5,808,705	$ 6,153,272
Factoring arrangemen		0	281,277
Total Loans Payable	1,198,617	5,808,705	6,434,549
Less: Unamortized debt discount or debt issuance costs	0	(177,072)	(1,473,351)
Less Current Portion	(1,198,617)	(5,631,633)	(3,700,855)
Non-current Portion	$ 0	$ 0	$ 1,260,343